SUPPLEMENT DATED NOVEMBER 24, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2020 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Funds Large-Cap Value – Effective December 1, 2020, Pacific Funds Large-Cap Value will be closed to new investors. Current shareholders of the Pacific Funds Large-Cap Value may continue to purchase shares of the Fund.

Disclosure Changes to the Fund Summaries Section

Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth – In the Portfolio Turnover section, the third sentence is deleted and replaced with the following:

An Underlying Fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a greater number of securities being bought or sold, may indicate higher transaction costs and may result in higher taxes to Fund shareholders who hold Fund shares in a taxable account.

Pacific Funds Portfolio Optimization Conservative – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection immediately before Growth Companies Risk:

•                 Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund’s performance. As a result, the Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

Pacific Funds Portfolio Optimization Moderate – In the Principal Risks from Holdings in Underlying Funds subsection, Inflation-Index Debt Securities Risk is deleted.

Pacific Funds Portfolio Optimization Growth – In the Principal Risks from Holdings in Underlying Funds subsection, Convertible Securities Risk and Inflation-Index Debt Securities Risk are deleted.

Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth, Pacific Funds Portfolio Optimization Aggressive-Growth, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap and Pacific Funds Small-Cap Value – In the Principal Risks subsection, the last two sentences of Sector Risk are deleted.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds Portfolio Optimization Conservative – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Geographic Focus Risk

Pacific Funds Portfolio Optimization Moderate – In the Principal Risks from Holdings in Underlying Funds subsection, Inflation-Index Debt Securities Risk is deleted.

Pacific Funds Portfolio Optimization Growth – In the Principal Risks from Holdings in Underlying Funds subsection, Convertible Securities Risk and Inflation-Index Debt Securities Risk are deleted.

In the Additional Information About Principal Risks subsection, Sector Risk is deleted and replaced with the following:

•                 Sector Risk: A Fund may be invested more heavily from time to time (e.g., over 25% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on a Fund’s sector holdings, please refer to its annual report or semi-annual report, which can be obtained as described on the back cover of this Prospectus.

Disclosure Changes to the Redeeming Shares section

In the Selling Shares subsection, the fourth sentence in the sixth paragraph is deleted and replaced with the following:

We may also close your account and sell your shares if your account value (except for those Class I accounts where the minimum initial investment required is $500,000) were to fall below the account minimum (which is the initial investment minimum, as identified in the Purchasing Shares – Minimums section of the Prospectus) for any reason, including as a result of a redemption, an account charge, and/or a reduction in the market value of your account.

Disclosure Changes to the Other Fund Information section

In the Prevention of Disruptive Trading subsection, in the fifth paragraph, the following is added to the list of bullets after the third bullet:

•                 exchanges from one share class to another share class of the same Fund (share class conversions);

Form No.  PFSUP1120

SUPPLEMENT DATED NOVEMBER 24, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2020 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF International Small-Cap Fund – In the Management subsection, within the “Portfolio Manager and Primary Title with Sub-Adviser” table, information regarding Stephen A. Lanzendorf is deleted and replaced with the following:

Joseph S. Giroux, Senior Portfolio Manager               Since 2020

Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, PF Growth Fund, PF Large-Cap Value Fund, PF Small-Cap Growth Fund (formerly named PF Developing Growth Fund), PF Small-Cap Value Fund, PF Emerging Markets Fund, PF International Large-Cap Fund, PF International Value Fund and PF Multi-Asset Fund – In the Principal Risks subsection, the last two sentences of Sector Risk are deleted.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

In the Additional Information About Principal Risks subsection, Sector Risk is deleted and replaced with the following:

•                 Sector Risk: A Fund may be invested more heavily from time to time (e.g., over 25% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on a Fund’s sector holdings, please refer to its annual report or semi-annual report, which can be obtained as described on the back cover of this Prospectus.

Disclosure Changes to the About Management section

In the table for QS Investors, LLC, information regarding Stephen A. Lanzendorf is deleted from the subsection for the PF International Small-Cap Fund and replaced with the following:

Joseph S. Giroux	Senior Portfolio Manager of QS Investors since 2014. Mr. Giroux began his investment career in 1993 and has a BS and MS from New England Institute of Technology.

SUPPLEMENT DATED NOVEMBER 24, 2020

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2020

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2020, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the PF Short Duration Bond Fund section, “Eurobonds;” is deleted from the first sentence.

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, the paragraph for ClearBridge Investments, LLC (“ClearBridge”) is deleted and replaced with the following:

ClearBridge is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge is a wholly-owned subsidiary of Franklin Resources, Inc.

Also in the Management Firms section, the paragraph for QS Investors, LLC (“QS Investors”) is deleted and replaced with the following:

QS Investors is an investment management firm that specializes in disciplined and systematic investment solutions. QS Investors is a wholly-owned subsidiary of Franklin Resources, Inc.

Also in the Management Firms section, the paragraph for Western Asset Management Company, LLC and certain of its affiliated companies (collectively “Western Asset”) is deleted and replaced with the following:

Western Asset Management Company, LLC operates from offices in California and New York. Portfolio management services are also provided by Western Asset Management Company Ltd. (Japan), Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Limited (United Kingdom). Each of these entities (each a “Western Manager” and collectively “Western Asset”) is a wholly-owned subsidiary of Franklin Resources, Inc. Each Western Manager will receive a proportionate share of the fee based on the average daily net assets that it manages.

In the Other Accounts Managed section, under QS Investor’s portion of the table, all information regarding Stephen A. Lanzendorf is deleted and the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
QS Investors
Joseph S. Giroux[2]
Registered Investment Companies	16	$2,296,117,250	None	N/A
Other Pooled Investment Vehicles	7	$346,498,726	None	N/A
Other Accounts	8	$231,326,479	None	N/A

2 Other Accounts Managed information as of September 30, 2020.